UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                   FORM N-PX

                    ANNUAL REPORT OF PROXY VOTING RECORD OF

                             NOMURA HIGH YIELD FUND

                 INVESTMENT COMPANY ACT FILE NUMBER: 811-22920

                      THE ADVISORS' INNER CIRCLE FUND III
               (Exact name of registrant as specified in charter)

                            One Freedom Valley Drive
                                 Oaks, PA 19456
                    (Address of principal executive offices)

                           Michael Beattie, President
                      The Advisors' Inner Circle Fund III
                                 c/o SEI Corp.
                            One Freedom Valley Drive
                                 Oaks, PA 19456
                    (Name and address of agent for service)

                 Registrant's Telephone Number: 1-877-446-3863

                     Date of Fiscal Year End: September 30

            Date of Reporting Period: July 1, 2015 to June 30, 2016

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NOMURA HIGH YIELD FUND

 PROPOSAL                                                 PROPOSED BY MGT. POSITION REGISTRANT VOTED
NII HOLDINGS, INC.
 SECURITY ID: 62913F508 TICKER: NIHD
 Meeting Date: 25-May-16
 1  Election of Directors                                 Issuer         For          Voted - For
 2  Approval of Executive Compensation                    Issuer         For          Voted - For
 3  Frequency of Executive Compensation                   Issuer         1 Year       Voted - 1 Year
 4  Ratification of KPMG LLP as independent public
      accountants                                         Issuer         For          Voted - For
NRG ENERGY
 SECURITY ID: 629377508 TICKER: NRG
 Meeting Date: 28-Apr-16
 1  Election of Directors                                 Issuer         For          Voted - For
 2  Re-approve the performance goals under the NRG
      Energy, Inc. Amended and Restated Long-Term
      Incentive Plan soley for purposes of Section 162(m)
      of the Internal Revenue Code of 1986, as amended.   Issuer         For          Voted - For
 3  Approve Executive compensation                        Issuer         For          Voted - For
 4  Ratification of KPMG LLP as independent public
      accountants                                         Issuer         For          Voted - For
 5  Stockholder proposal regarding proxy access           Issuer         For          Voted - For
 6  Stockholder proposal regarding disclosure of
      political expenditures                              Issuer         For          Voted - For
TRAVELPORT WORLDWIDE LTD.
 SECURITY ID: BMG9019D1048   TICKER: TVPT
 Meeting Date: 08-Jun-16
 1  Election of Directors                                 Issuer         For          Voted - For
 2  Ratification of Deloitte LLP as independent public
      accountants                                         Issuer         For          Voted - For
 3  Approval of Executive Compensation                    Issuer         For          Voted - For
 4  Approve Restated 2014 Omnibus Incentive Plan          Issuer         For          Voted - For

                                   SIGNATURES

Pursuant to the requirements of the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

THE ADVISORS' INNER CIRCLE FUND III

By: /S/ MICHAEL BEATTIE
    -------------------
    Michael Beattie
    President
    Date: August 25, 2016